Summary of Significant Accounting Policies - Basic and Diluted Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Line Items]
Net income (loss)	$ 4,852	$ (288,543)	$ (544,996)	$ (135,068)	$ (78,502)	$ (58,271)	$ (1,903)	$ 1,898	$ 1,165	$ (51,725)	$ (213,570)	$ (1,047,109)	$ (57,111)	$ 41,029
Net Loss From Continuing Operations												$ (1,047,109)	$ (57,111)	(106,723)
Net Income From Discontinued Operations														$ 147,752
Loss (Income) Allocable to Unvested Stock Grants	(143)
Basic and Diluted net income (loss) attributable to common stock	$ 4,709			$ (135,068)
Basic and Diluted net income (loss) attributable to common stock, shares	11,557			9,224						10,729	9,215	9,223	9,309	9,311
Net income (loss) per share - basic and diluted	$ 0.41	$ (31.26)	$ (59.05)	$ (14.64)	$ (8.53)	$ (6.31)	$ (0.22)	$ 0.19	$ 0.11	$ (4.82)	$ (23.18)	$ (113.53)	$ (6.20)	$ 4.27
Basic and Diluted net income (loss) attributable to common stock, per share												$ (113.53)	$ (6.20)	(11.09)
Basic and Diluted net income (loss) attributable to common stock, per share														$ 15.36
Continuing Operations
Earnings Per Share [Line Items]
Net Loss From Continuing Operations												$ (1,047,109)	$ (57,111)	$ (106,723)
Loss (Income) Allocable to Unvested Stock Grants													(595)	3,424
Basic and Diluted Net Loss From Continuing Operations Attributable to Common Stock												$ (1,047,109)	$ (57,706)	$ (103,299)
Basic and Diluted net income (loss) attributable to common stock, shares												9,223	9,309	9,311
Basic and Diluted net income (loss) attributable to common stock, per share												$ (113.53)	$ (6.20)	$ (11.09)
Discontinued Operations
Earnings Per Share [Line Items]
Net Income From Discontinued Operations														$ 147,752
Loss (Income) Allocable to Unvested Stock Grants														(4,742)
Basic and Diluted Net Income From Discontinued Operations Attributable to Common Stock														$ 143,010
Basic and Diluted net income (loss) attributable to common stock, shares														9,311
Basic and Diluted net income (loss) attributable to common stock, per share														$ 15.36